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                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form

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1.   Name and address of issuer:  CML Accumulation Annuity Account E
                                  1295 State Street
                                  Springfield, MA 01111-0001

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2.   The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series or classes): [_]

     CML Accumulation Annuity Account E (segment related to Securities Act File Number 333-01357)

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3.   Investment Company Act File Number:  811-02587

     Securities Act File Number:  333-01357

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4(a).Last day of fiscal year for which this Form is filed:  December 31, 1997


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4(b).[_] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2))

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c).[_] Check box if this is the last time the issuer will be filing this Form

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5.   Calculation of registration fee:

     (i)    Aggregate sale price of securities
            sold during the fiscal year pursuant
            to section 24(f):                                    $       29,027
                                                                  -------------

     (ii)   Aggregate price of securities
            redeemed or repurchased during
            the fiscal year:                       $   1,167,166
                                                    ------------

     (iii)  Aggregate price of securities
            redeemed or repurchased during
            any prior fiscal year ending no
            earlier than October 11, 1995 that
            were not previously used to reduce
            registration fees payable
            to the Commission.                     $           0
                                                    ------------

     (iv)   Total available redemption credits
            [add items 5(ii) and 5(iii)]                         $    1,167,166
                                                                  -------------

     (v)    Net sales -- if Items 5(i) is greater
            than Item 5(iv) [subtract Item 5(iv)
            from Item 5(i)]:                                     $
                                                                  -------------

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     (vi)   Redemption credits available for         $   1,138,139
            use in future years $  (1,138,139)        ------------
            - if Item 5(i) is less than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                   $  1,138,139
                                                                    ------------

     (vii)  Multiplier for determining
            registration fee(See Instruction C.9):                  x    .000295
                                                                    ------------

     (viii) Registration fee due[multiply
            Item 5(v) by Item 5(vii)]
            (enter "0" if no fee is due):                           =$         0
                                                                    ------------

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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
                                                                    ------------
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
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7.   Interest due If this form is being filed more
     than 90 days after the end of the issuer's
     fiscal year(see Instruction D):                                +$         0
                                                                    ------------
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8.   Total of the amount of the registration fee
     due plus any interest due [line 5 (viii)
     plus line 7]:                                                  =$         0
                                                                    ------------

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9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:

                   Method of Delivery:

                                        [_] Wire Transfer

                                        [_] Mail or other means

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                                   SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*
                                                /s/ Thomas F. English
                                                ---------------------------
                                                Thomas F. English
                                                Vice President and
                                                Associate General Counsel



Date  March 20, 1998
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* Please print the name and title of the signing officer below the signature.
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